Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	ASM INTERNATIONAL N V
Entity Central Index Key	0000351483
Trading Symbol	asmi
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	62,968,184
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes